Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash	€ 61,726	€ 77,236
Cash equivalent term deposits	45,539	45,534
Total cash and cash equivalents as reported in the statement of financial position	107,265	122,770	€ 202,245	€ 137,880
Bank overdrafts	0	0
Total net cash and cash equivalents as reported in the statement of cash flows	€ 107,265	€ 122,770	€ 202,245	€ 137,880